Note 15 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2025
	Waste Management Services	Golf and Related Operations	Corporate	Total

Income (loss) before income taxes:
Revenue	$46,010	$37,535	$-	$83,545

Expenses
Cost of operations	(36,195)	(31,018)	-	(67,213)
Selling, general and administrative	(5,026)	(2,156)	(3,322)	(10,504)
Depreciation and amortization	(193)	(3,430)	(180)	(3,803)
Interest expense, net	(25)	(75)	(1,942)	(2,042)
Income (loss) before taxes	$4,571	$856	$(5,444)	$(17)
	Year Ended December 31, 2024
	Waste Management Services	Golf and Related Operations	Corporate	Total

Income (loss) before income taxes:
Revenue	$45,922	$37,873	$-	$83,795

Expenses
Cost of operations	(35,940)	(30,626)	-	(66,566)
Selling, general and administrative	(4,954)	(2,148)	(3,146)	(10,248)
Depreciation and amortization	(196)	(3,523)	(187)	(3,906)
Interest expense, net	(27)	(29)	(1,984)	(2,040)
Other	7	-	-	7
Income (loss) before taxes	$4,812	$1,547	$(5,317)	$1,042
	Year Ended December 31,
	2025	2024
Capital expenditures:
Waste management services	$145	$291
Golf and related operations	1,307	2,118
Corporate	309	52
Total capital expenditures	$1,761	$2,461

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	Year Ended December 31,
	2025	2024
Total assets:
Waste management services	$37,617	$35,100
Golf and related operations	61,342	62,500
Corporate	63,043	64,247
Subtotal	162,002	161,847
Elimination of intersegment receivables	(74,621)	(75,661)
Total assets	$87,381	$86,186